UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York           August 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    86

Form 13F Information Table Value Total:    $646,745
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number    Name

1.  028-12749               Valinor Capital Partners, L.P.

2.  028-13290               Valinor Capital Partners Offshore Master Fund, LP
----  --------------------- -------------------------------------------------



                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2009


COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION      MNGRS    SOLE   SHARED  NONE
ACTIVISION BLIZZARD INC        COM              00507V109   1,818     143,980 SH        SHARED-DEFINED    2      143,980  0      0
ACTIVISION BLIZZARD INC        COM              00507V109   2,661     210,712 SH        SHARED-DEFINED    1      210,712  0      0
ALLEGHENY ENERGY INC           COM              017361106   6,163     240,263 SH        SHARED-DEFINED    2      240,263  0      0
ALLEGHENY ENERGY INC           COM              017361106   9,835     383,437 SH        SHARED-DEFINED    1      383,437  0      0
ALLERGAN INC                   COM              018490102   3,535      74,291 SH        SHARED-DEFINED    2       74,291  0      0
ALLERGAN INC                   COM              018490102   5,641     118,559 SH        SHARED-DEFINED    1      118,559  0      0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   6,097     157,451 SH        SHARED-DEFINED    2      157,451  0      0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   9,729     251,271 SH        SHARED-DEFINED    1      251,271  0      0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106   4,027     284,198 SH        SHARED-DEFINED    2      284,198  0      0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106   5,894     415,917 SH        SHARED-DEFINED    1      415,917  0      0
AMERICAN TOWER CORP            CL A             029912201  14,162     449,163 SH        SHARED-DEFINED    2      449,163  0      0
AMERICAN TOWER CORP            CL A             029912201  21,491     681,598 SH        SHARED-DEFINED    1      681,598  0      0
AMERICAN WTR WKS CO INC NEW    COM              030420103   9,054     473,809 SH        SHARED-DEFINED    2      473,809  0      0
AMERICAN WTR WKS CO INC NEW    COM              030420103  14,450     756,152 SH        SHARED-DEFINED    1      756,152  0      0
BALLY TECHNOLOGIES INC         COM              05874B107   4,090     136,705 SH        SHARED-DEFINED    2      136,705  0      0
BALLY TECHNOLOGIES INC         COM              05874B107   6,616     221,114 SH        SHARED-DEFINED    1      221,114  0      0
BANK OF AMERICA CORPORATION    COM              060505104   9,074     687,402 SH        SHARED-DEFINED    2      687,402  0      0
BANK OF AMERICA CORPORATION    COM              060505104  13,768   1,042,998 SH        SHARED-DEFINED    1    1,042,998  0      0
BRINKS HOME SEC HLDGS INC      COM              109699108   5,677     200,539 SH        SHARED-DEFINED    2      200,539  0      0
BRINKS HOME SEC HLDGS INC      COM              109699108   8,309     293,484 SH        SHARED-DEFINED    1      293,484  0      0
COLDWATER CREEK INC            COM              193068103   1,293     211,991 SH        SHARED-DEFINED    2      211,991  0      0
COLDWATER CREEK INC            COM              193068103   2,064     338,316 SH        SHARED-DEFINED    1      338,316  0      0
COVANTA HLDG CORP              COM              22282E102  11,963     705,392 SH        SHARED-DEFINED    2      705,392  0      0
COVANTA HLDG CORP              COM              22282E102  19,091   1,125,635 SH        SHARED-DEFINED    1    1,125,635  0      0
COVIDIEN PLC                   SHS              G2554F105   9,881     263,927 SH        SHARED-DEFINED    2      263,927  0      0
COVIDIEN PLC                   SHS              G2554F105  14,996     400,545 SH        SHARED-DEFINED    1      400,545  0      0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109   6,819     321,821 SH        SHARED-DEFINED    2      321,821  0      0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109   9,980     470,979 SH        SHARED-DEFINED    1      470,979  0      0
DSW INC                        CL A             23334L102   5,747     583,402 SH        SHARED-DEFINED    2      583,402  0      0
DSW INC                        CL A             23334L102   8,473     860,198 SH        SHARED-DEFINED    1      860,198  0      0
ECLIPSYS CORP                  COM              278856109     931      52,356 SH        SHARED-DEFINED    2       52,356  0      0
ECLIPSYS CORP                  COM              278856109   1,505      84,644 SH        SHARED-DEFINED    1       84,644  0      0
ELECTRONIC ARTS INC            COM              285512109   2,402     110,610 SH        SHARED-DEFINED    2      110,610  0      0
ELECTRONIC ARTS INC            COM              285512109   3,678     169,342 SH        SHARED-DEFINED    1      169,342  0      0
ERICSSON L M TEL CO            ADR B SEK 10     294821608   5,033     514,578 SH        SHARED-DEFINED    2      514,578  0      0
ERICSSON L M TEL CO            ADR B SEK 10     294821608   7,365     753,073 SH        SHARED-DEFINED    1      753,073  0      0
FIDELITY NATL INFORMATION SV   COM              31620M106   4,980     249,488 SH        SHARED-DEFINED    2      249,488  0      0
FIDELITY NATL INFORMATION SV   COM              31620M106   7,564     378,981 SH        SHARED-DEFINED    1      378,981  0      0
GOLDMAN SACHS GROUP INC        COM              38141G104   2,692      18,257 SH        SHARED-DEFINED    2       18,257  0      0
GOLDMAN SACHS GROUP INC        COM              38141G104   4,297      29,143 SH        SHARED-DEFINED    1       29,143  0      0
GOOGLE INC                     CL A             38259P508   4,292      10,180 SH        SHARED-DEFINED    2       10,180  0      0
GOOGLE INC                     CL A             38259P508   6,849      16,245 SH        SHARED-DEFINED    1       16,245  0      0
GYMBOREE CORP                  COM              403777105   9,748     274,747 SH        SHARED-DEFINED    2      274,747  0      0
GYMBOREE CORP                  COM              403777105  14,266     402,085 SH        SHARED-DEFINED    1      402,085  0      0
HANSEN NAT CORP                COM              411310105   4,342     140,695 SH        SHARED-DEFINED    2      140,695  0      0
HANSEN NAT CORP                COM              411310105   6,354     205,905 SH        SHARED-DEFINED    1      205,905  0      0
HUNTSMAN CORP                  COM              447011107   1,758     349,412 SH        SHARED-DEFINED    2      349,412  0      0
HUNTSMAN CORP                  COM              447011107   2,841     564,888 SH        SHARED-DEFINED    1      564,888  0      0
IAC INTERACTIVECORP            COM PAR $.001    44919P508   8,344     519,897 SH        SHARED-DEFINED    2      519,897  0      0
IAC INTERACTIVECORP            COM PAR $.001    44919P508  12,212     760,858 SH        SHARED-DEFINED    1      760,858  0      0
ICONIX BRAND GROUP INC         COM              451055107   6,311     410,326 SH        SHARED-DEFINED    2      410,326  0      0
ICONIX BRAND GROUP INC         COM              451055107   9,575     622,592 SH        SHARED-DEFINED    1      622,592  0      0
JARDEN CORP                    COM              471109108   1,983     105,785 SH        SHARED-DEFINED    2      105,785  0      0
JARDEN CORP                    COM              471109108   2,903     154,815 SH        SHARED-DEFINED    1      154,815  0      0
JAZZ PHARMACEUTICALS INC       COM              472147107     905     244,519 SH        SHARED-DEFINED    2      244,519  0      0
JAZZ PHARMACEUTICALS INC       COM              472147107   1,384     373,926 SH        SHARED-DEFINED    1      373,926  0      0
LENDER PROCESSING SVCS INC     COM              52602E102  12,089     435,332 SH        SHARED-DEFINED    2      435,332  0      0
LENDER PROCESSING SVCS INC     COM              52602E102  17,744     638,958 SH        SHARED-DEFINED    1      638,958  0      0
M & F WORLDWIDE CORP           COM              552541104   4,272     213,576 SH        SHARED-DEFINED    2      213,576  0      0
M & F WORLDWIDE CORP           COM              552541104   6,245     312,272 SH        SHARED-DEFINED    1      312,272  0      0
MILLIPORE CORP                 COM              601073109   2,036      29,002 SH        SHARED-DEFINED    2       29,002  0      0
MILLIPORE CORP                 COM              601073109   2,983      42,486 SH        SHARED-DEFINED    1       42,486  0      0
MORGAN STANLEY                 COM NEW          617446448   7,826     274,490 SH        SHARED-DEFINED    2      274,490  0      0
MORGAN STANLEY                 COM NEW          617446448  11,572     405,910 SH        SHARED-DEFINED    1      405,910  0      0
NALCO HOLDING COMPANY          COM              62985Q101   5,756     341,799 SH        SHARED-DEFINED    2      341,799  0      0
NALCO HOLDING COMPANY          COM              62985Q101   8,736     518,781 SH        SHARED-DEFINED    1      518,781  0      0
PEOPLES UNITED FINANCIAL INC   COM              712704105   7,861     521,602 SH        SHARED-DEFINED    2      521,602  0      0
PEOPLES UNITED FINANCIAL INC   COM              712704105  12,544     832,404 SH        SHARED-DEFINED    1      832,404  0      0
PEPSICO INC                    COM              713448108   1,039      18,901 SH        SHARED-DEFINED    2       18,901  0      0
PEPSICO INC                    COM              713448108   1,660      30,199 SH        SHARED-DEFINED    1       30,199  0      0
PHARMERICA CORP                COM              71714F104   5,449     277,610 SH        SHARED-DEFINED    2      277,610  0      0
PHARMERICA CORP                COM              71714F104   8,697     443,069 SH        SHARED-DEFINED    1      443,069  0      0
QUALCOMM INC                   COM              747525103   6,846     151,451 SH        SHARED-DEFINED    2      151,451  0      0
QUALCOMM INC                   COM              747525103  10,927     241,755 SH        SHARED-DEFINED    1      241,755  0      0
SPDR GOLD TRUST                GOLD SHS         78463V107   2,996      32,862 SH        SHARED-DEFINED    2       32,862  0      0
SPDR GOLD TRUST                GOLD SHS         78463V107   4,611      50,574 SH        SHARED-DEFINED    1       50,574  0      0
STAPLES INC                    CALL             855030102   9,360     463,823 SH        SHARED-DEFINED    2      463,823  0      0
STAPLES INC                    CALL             855030102  14,939     740,266 SH        SHARED-DEFINED    1      740,266  0      0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109   2,056     217,064 SH        SHARED-DEFINED    2      217,064  0      0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109   3,281     346,436 SH        SHARED-DEFINED    1      346,436  0      0
TRANSDIGM GROUP INC            COM              893641100  16,367     452,119 SH        SHARED-DEFINED    2      452,119  0      0
TRANSDIGM GROUP INC            COM              893641100  24,831     685,937 SH        SHARED-DEFINED    1      685,937  0      0
UNION PAC CORP                 COM              907818108   4,126      79,258 SH        SHARED-DEFINED    2       79,258  0      0
UNION PAC CORP                 COM              907818108   6,039     115,992 SH        SHARED-DEFINED    1      115,992  0      0
WYNDHAM WORLDWIDE CORP         COM              98310W108  14,452   1,192,395 SH        SHARED-DEFINED    2    1,192,395  0      0
WYNDHAM WORLDWIDE CORP         COM              98310W108  22,493   1,855,862 SH        SHARED-DEFINED    1    1,855,862  0      0


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